N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: May 31

Date of reporting period: February 29, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY SHORT TERM GOVERNMENT FUND
Schedule of Investments February 29, 2020 (unaudited)
			Fair
	Quantity		Value
MORTGAGE BACKED SECURITIES (96.2%)

Fannie Mae Pool
890156, 5.00%, 05/01/23	$4,093		$4,328
995865, 4.50%, 07/01/24	64,419		67,402
AL9541, 3.50%, 12/01/26	162,939		170,681
47935, 4.844% (11th District Cost of Funds Index + 1.250%), 05/01/27 (a)	984		1,012
AL8046, 3.50%, 01/01/28	653,678		684,791
AL6206, 3.50%, 06/01/28	336,292		354,983
252284, 6.50%, 01/01/29	66,407		76,632
323591, 6.50%, 03/01/29	15,765		17,588
AL5259, 3.50%, 05/01/29	247,944		260,713
BM4202, 3.50%, 12/01/29	162,432		170,737
AL9858, 3.00%, 03/01/30	267,598		277,534
AS5093, 2.50%, 06/01/30	392,589		408,670
BM1231, 3.50%, 11/01/31	391,769		411,107
MA0949, 3.50%, 01/01/32	105,547		111,433
555326, 5.50%, 04/01/33	144,844		165,117
555531, 5.50%, 06/01/33	128,510		145,489
555592, 5.50%, 07/01/33	35,041		39,878
748375, 3.789% (12 Month LIBOR USD + 1.119%), 08/01/33 (a)	1,498		1,577
888073, 5.50%, 02/01/35	24,931		28,218
745751, 5.50%, 09/01/35	32,628		37,338
FM1487, 4.00%, 09/01/39	86,284		91,634
MA3027, 4.00%, 06/01/47	431,176		459,503
			3,986,365
Fannie Mae REMICS
2005-62, 4.750%, 07/25/35	3,015		3,058

Fannie Mae-Aces
2013-M13, 2.447%, 09/25/20 (b)	254,224		254,216
2011-M4, 3.726%, 06/25/21	195,372		199,697
2011-M8, 2.922%, 08/25/21	218,994		222,322
			676,235
FHLMC-GNMA
G023, 2.111% (1 Month LIBOR USD + 0.450%), 11/25/23 (a)	56,423		56,676

Freddie Mac Gold Pool
G13272, 4.500%, 08/01/20	162		168
G11838, 6.000%, 08/01/20	95		96
G14904, 4.500%, 12/01/21	2,365		2,457
G13007, 5.000%, 03/01/23	22,946		24,275
G13390, 6.000%, 01/01/24	18,590		19,326
G14160, 6.000%, 01/01/24	882		889
G13610, 5.500%, 02/01/24	16,970		17,709
G13692, 5.500%, 02/01/24	9,184		9,538
J12635, 4.000%, 07/01/25	44,986		47,254
G30289, 7.000%, 09/01/25	61,144		63,391
J13273, 3.500%, 10/01/25	71,440		74,864
G14350, 4.000%, 12/01/26	71,900		75,705
G14441, 4.000%, 03/01/27	168,394		178,492
G16406, 3.000%, 01/01/28	182,028		189,317
G18524, 3.000%, 09/01/29	321,627		333,798
ZS8598, 3.000%, 02/01/31	373,690		388,263
G18601, 3.000%, 05/01/31	429,420		446,369
G18605, 3.000%, 06/01/31	288,023		299,392
G18612, 3.000%, 09/01/31	479,579		499,103
G18655, 3.000%, 08/01/32	509,854		530,363
ZS8686, 3.000%, 02/01/33	317,020		329,402
G01584, 5.000%, 08/01/33	62,944		70,542
G18702, 3.500%, 08/01/33	139,998		146,707
G04913, 5.000%, 03/01/38	57,692		65,557
H09207, 6.500%, 08/01/38	17,646		19,535
RB5012, 3.500%, 10/01/39	96,736		101,449
			3,933,961
Freddie Mac Multifamily Structured Pass Through Certificates
K714, 0.716% 10/25/20 (b)(c)	9,900,581		12,673
Q001, 1.701% 04/25/21	215,795		215,721
KJ18, 2.455% 03/25/22	33,354		33,560
K023, 1.236% 08/25/22 (b)(c)	4,407,720		115,491
K720, 0.522% 08/25/22 (b)(c)	9,114,126		86,794
KI01, 1.923% (1 Month LIBOR USD + 0.160%), 09/25/22 (a)	47,487		47,445
K724, 0.267% 11/25/23 (b)(c)	4,955,962		44,956
KJ27, 2.092% 07/25/24	118,161		119,916
KJ28, 1.766% 02/25/25	400,000		405,932
K057, 1.189% 07/25/26 (b)(c)	2,665,107		173,344
Q004, 2.913% 01/25/46 (b)	651,397		656,507
Q007, 2.983% 10/25/47 (b)	169,389		174,114
			2,086,453
Freddie Mac REMICS
3033, 4.500%, 09/15/20	388		389
2649, 3.500%, 07/15/23	4,939		4,955
2824, 5.000%, 07/15/24	3,064		3,235
3784, 4.000%, 01/15/26	19,609		20,390
2344, 6.500%, 08/15/31	17,677		20,379
			49,348
Freddie Mac Structured Pass Through Certificates
2017-SR01, 2.750%, 11/25/22	250,000		257,197

FRESB Mortgage Trust
2015-SB2, 2.086% (1 Month LIBOR USD + 2.086%), 07/25/35 (a)	219,355		219,169
2015-SB7, 2.370% (1 Month LIBOR USD + 2.370%), 09/25/35 (a)	500,228		501,313
2016-SB13, 2.060% (1 Month LIBOR USD + 2.060%), 01/25/36 (a)	348,682		349,344
2016-SB16, 2.130% (1 Month LIBOR USD + 2.130%), 05/25/36 (a)	344,880		346,014
2019-SB60, 3.070% (1 Month LIBOR USD + 3.070%), 01/25/39 (a)	494,216		514,584
2015-SB3, 2.463% (1 Month LIBOR USD + 0.700%), 08/25/42 (a)	36,097		36,243
			1,966,667
Ginnie Mae I Pool
782618, 4.500%, 04/15/24	166,818		172,831
741854, 4.000%, 05/15/25	89,432		93,852
			266,683
Government National Mortgage Association
2013-101, 0.5142% 05/16/35	201,127		199,453
2013-55, 1.5787% 12/16/42	332,626		331,527
2015-97, 2.4000% 04/16/43	504,770		509,512
2011-6, 3.474%, 10/16/44 (b)	21,257		21,243
2013-107, 0.407%, 11/16/47 (b)(c)	3,793,187		56,329
2013-15, 0.601%, 08/16/51 (b)(c)	5,170,974		204,228
2013-7, 0.364%, 05/16/53 (b)(c)	6,938,915		155,633
2013-1, 0.614%, 02/16/54 (b)(c)	4,541,310		145,844
2013-17, 0.747%, 06/16/54 (b)(c)	6,166,063		172,724
2013-40, 0.755%, 06/16/54 (b)(c)	4,116,920		149,362
2013-105, 0.429%, 06/16/54 (b)(c)	3,368,646		48,397
2013-101, 0.533%, 10/16/54 (b)(c)	4,750,097		112,943
2013-156, 0.688%, 06/16/55 (b)(c)	5,068,555		148,782
2014-155, 1.119%, 08/16/55 (b)(c)	1,479,262		79,265
2014-54, 0.419%, 09/16/55 (b)(c)	5,098,451		135,073
2014-1, 0.341%, 09/16/55 (b)(c)	6,388,093		136,022
2014-73, 0.588%, 04/16/56 (b)(c)	5,301,565		158,108
2014-120, 0.687%, 04/16/56 (b)(c)	2,301,194		78,363
2014-138, 0.728%, 4/16/56 (b)(c)	1,837,337		87,623
2015-130, 0.853%, 07/16/57 (b)(c)	2,742,140		118,979
			3,049,410
Seasoned Credit Risk Transfer Trust Series
2018-3, 3.500%, 08/25/57	121,820		129,310

TOTAL MORTGAGE BACKED SECURITIES (Cost: $18,572,333)			$16,461,363

U.S. GOVERNMENT NOTES/BONDS (2.9%)
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/20	142,658		142,969
0.625%, 04/15/23	341,411		351,158
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $486,671)			$494,127

SHORT-TERM INVESTMENTS (10.0%)
Morgan Stanley Institutional Liquidity Fund, 1.480% (d)	1,723,447		1,723,447
TOTAL SHORT-TERM INVESTMENTS (Cost $1,723,447)			$1,723,447

TOTAL INVESTMENTS (Cost $20,782,451) (109.1%)			$18,678,937

LIABILITIES IN EXCESS OF OTHER ASSETS (-9.1%)		$	$(1,565,624)

NET ASSETS (100.%)			$17,113,313

(a) Variable rate security; the rate shown represents the rate at February 29, 2020.
(b) Variable rate security; the rate shown represents the rate at February 29, 2020. The coupon is based on an underlying pool of loans.
(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d) Seven day yield as of February 29, 2020.

NOTE: INVESTMENT IN SECURITIES (unaudited)
February 28, 2020, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Integrity Short Term Government Fund
Investments at cost	$20,782,451
Unrealized appreciation	$527,079
Unrealized depreciation	($2,630,593)
Net unrealized appreciation (depreciation)*	($2,103,514)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2020:

Integrity Short Term Government Bond Fund
	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$ -	$ 16,461,363	$ -	$ 16,461,363
U.S. Government Notes/Bonds	-	494,127	-	494,127
Total Fixed Income	-	16,955,490	-	16,955,490
Short-Term Investments	1,723,447	-	-	1,723,447
Total Investments in Securities	$ 1,723,447	$ 16,955,490	$ -	$ 18,678,937

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The Funds did not hold any derivative instruments at the three months ended February 29, 2020.

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 29, 2020

By: /s/ Adam Forthun
Adam Forthun
Treasurer

April 29, 2020